Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Stock options issued, shares	1,246	1,591	2,771
Cash dividends declared per share	$ 0.78	$ 0.76	$ 0.74